SCHEDULE OF FINANCIAL INFORMATION OF JOINT VENTURE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current assets	$ 9,568,194	$ 21,789,126	$ 7,491,611
Liabilities	(3,945,405)	(2,182,230)	(5,821,755)
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Current assets	1,951,654	2,287,252
Intangible assets	18,708,065	22,500,000
Liabilities	(180,897)	(44,683)
Owners Equity	(20,478,822)	(24,742,569)
Net loss	$ 4,319,857	$ 1,212,417